FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2021
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The Group’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	June 30, 2021
	Unaudited
	Fair value measurements using input type
	Level 2	Total

Marketable securities	$69,804	$69,804
Financial assets related to foreign currency derivative hedging contracts	133	133

Total financial net assets as of June 30, 2021	$69,937	$69,937

	December 31, 2020
	Fair value measurements using input type
	Level 2	Total

Marketable securities	$55,344	$55,344
Financial assets related to foreign currency derivative hedging contracts	1,489	1,489

Total financial net assets as of December 31, 2020	$56,833	$56,833